DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Municipal Infrastructure Revenue Bond ETF

February 28, 2022 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.9%
Alabama - 0.2%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue,
Series A, 5.00%, 6/1/37	$200,000	$237,652
Lower Alabama Gas District, Natural Gas Revenue,
Series A, 5.00%, 9/1/31	160,000	193,482

(Cost $415,297)		431,134

Arizona - 1.4%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 7/1/43	500,000	600,976
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/33	35,000	41,583
Series A, 5.00%, 1/1/36	15,000	17,783
Series A, 5.00%, 1/1/38	450,000	520,007
Series A, 5.00%, 1/1/39	500,000	590,627
Series A, 5.00%, 1/1/47	500,000	603,457
Series A, 3.00%, 1/1/49	65,000	66,866

(Cost $2,390,896)		2,441,299

California - 22.1%
Alameda Corridor Transportation Authority,Transit Revenue,
Series B, 5.00%, 10/1/35	165,000	185,591
Bay Area Toll Authority, Highway Revenue Tolls,
3.25%, 4/1/36	260,000	271,617
Series S-7, 4.00%, 4/1/37	65,000	71,902
4.00%, 4/1/38	25,000	27,616
Series 7, 4.00%, 4/1/42	250,000	274,631
Sub-Series S-H, 5.00%, 4/1/44	490,000	600,203
4.00%, 4/1/47	255,000	278,059
4.00%, 4/1/49	25,000	27,235
Sub-Series S-8, 3.00%, 4/1/54	535,000	536,016
Series F-1, 4.00%, 4/1/56	200,000	218,085
Series F-1, 5.00%, 4/1/56	100,000	117,631
Sub-Series S-8, 5.00%, 4/1/56	900,000	1,113,642
City of Long Beach CA Harbor Revenue, Private Airport & Marina Revenue,
Series C, 5.00%, 5/15/47	30,000	34,774
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/34	105,000	128,420
Series A, 5.00%, 5/15/35	25,000	30,546
Series A, 5.00%, 5/15/36	35,000	42,755
5.00%, 5/15/37	45,000	54,888
Series A, 5.00%, 5/15/38	300,000	365,294
5.00%, 5/15/39	40,000	48,624
5.00%, 5/15/40	55,000	66,759
Series D, AMT, 5.00%, 5/15/43	125,000	146,001
Series A, AMT, 4.00%, 5/15/44	1,225,000	1,328,098
Series C, AMT, 5.00%, 5/15/44	200,000	229,557
Series E, 5.00%, 5/15/44	25,000	29,569
Series F, AMT, 5.00%, 5/15/44	200,000	233,256
Series B, 5.00%, 5/15/45	260,000	318,553
Series C, AMT, 5.00%, 5/15/45	50,000	59,324
Series A, AMT, 5.00%, 5/15/46	600,000	718,733
Series B, 5.00%, 5/15/48	250,000	304,488
Series E, 5.00%, 5/15/48	20,000	23,737
Series F, AMT, 3.00%, 5/15/49	330,000	312,752
Series F, AMT, 4.00%, 5/15/49	500,000	538,803
Series D, AMT, 5.00%, 5/15/49	100,000	115,389
Series C, AMT, 4.00%, 5/15/50	500,000	543,618
Series A, AMT, 5.00%, 5/15/51	135,000	161,098
City of Sacramento CA Transient Occupancy Tax Revenue, Hotel Occupancy Tax,
Series A, 5.00%, 6/1/48	25,000	28,809
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 5.00%, 11/1/32	150,000	176,968
Series D, 3.00%, 11/1/50	340,000	341,237
Series C, 4.00%, 11/1/50	1,000,000	1,124,316
East Bay Municipal Utility District Water System Revenue, Water Revenue,
Series A, 5.00%, 6/1/45	115,000	133,677
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
Series A, 5.00%, 6/1/32	25,000	31,259
Series A, 5.00%, 6/1/33	160,000	199,725
Series A, 5.00%, 6/1/34	315,000	392,288
Series A, 5.00%, 6/1/35	130,000	161,728
Series A, 5.00%, 6/1/37	375,000	465,040
Series A, 4.00%, 6/1/39	40,000	46,542
Series A, 5.00%, 7/1/42	225,000	262,387
Series A, 5.00%, 7/1/44	430,000	514,084
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue,
Series A, 4.00%, 10/1/42	100,000	108,699
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series D, 5.00%, 7/1/32	85,000	104,318
Series D, 5.00%, 7/1/34	45,000	53,882
Series D, 5.00%, 7/1/35	130,000	155,531
Series B, 5.00%, 7/1/39	100,000	123,612
Series B, 5.00%, 7/1/40	260,000	319,754

Series A, 5.00%, 7/1/42	500,000	573,774
Series C, 5.00%, 7/1/42	120,000	139,210
Series D, 5.00%, 7/1/43	140,000	166,304
Series D, 5.00%, 7/1/44	125,000	150,773
Series A, 5.00%, 7/1/45	60,000	71,464
Series A, 5.00%, 7/1/46	750,000	838,777
Series C, 5.00%, 7/1/47	200,000	231,246
Series C, 5.00%, 7/1/49	135,000	161,648
Los Angeles Department of Water & Power Water System Revenue, Water Revenue,
Series A, 5.00%, 7/1/41	300,000	337,289
Series A, 5.00%, 7/1/41	270,000	332,513
Series A, 5.00%, 7/1/41	200,000	230,210
Series B, 5.00%, 7/1/43	315,000	375,015
Series A, 5.00%, 7/1/48	210,000	245,867
Series A, 5.00%, 7/1/50	210,000	255,031
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/45	45,000	54,757
Series B, 5.00%, 7/1/48	500,000	609,463
Metropolitan Water District of Southern California, Water Revenue,
Series C, 5.00%, 7/1/39	25,000	31,186
Series C, 5.00%, 7/1/40	100,000	124,458
Series A, 5.00%, 10/1/45	225,000	273,250
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 3/1/41	990,000	1,117,393
Riverside County Transportation Commission, Highway Revenue Tolls,
4.00%, 6/1/40	50,000	56,192
Series B-1, 4.00%, 6/1/46	10,000	11,074
Series B-1, 3.00%, 6/1/49	1,000,000	959,881
Sacramento County Sanitation Districts Financing Authority, Intergovernmental,
5.00%, 12/1/32	100,000	132,330
5.00%, 12/1/33	30,000	38,734
Sacramento Municipal Utility District, Electric, Power & Light Revenue,
Series H, 4.00%, 8/15/45	415,000	470,149
San Diego County Regional Airport Authority, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/49	200,000	235,313
Series A, 4.00%, 7/1/51	1,400,000	1,559,994
Series B, AMT, 4.00%, 7/1/51	250,000	271,871
Series B, AMT, 5.00%, 7/1/51	500,000	590,584
Series A, 5.00%, 7/1/56	1,300,000	1,563,946
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series 2020A, AMT, 5.00%, 5/1/37	1,100,000	1,309,290
Series A, AMT, 5.00%, 5/1/37	1,015,000	1,189,357
Series A, AMT, 5.00%, 5/1/39	50,000	58,332
AMT, 5.00%, 5/1/43	320,000	367,563
Series A, AMT, 5.00%, 5/1/44	310,000	358,649
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,414,810
Series C, 5.00%, 5/1/46	600,000	672,804
Series A, AMT, 5.00%, 5/1/47	200,000	224,920
Series B, 5.00%, 5/1/47	260,000	298,520
Series D, AMT, 5.00%, 5/1/48	75,000	85,730
Series E, 5.00%, 5/1/48	25,000	29,042
Series D, AMT, 5.25%, 5/1/48	870,000	1,006,831
Series A, AMT, 4.00%, 5/1/49	1,300,000	1,392,545
Series A, AMT, 5.00%, 5/1/49	200,000	230,165
Series E, AMT, 5.00%, 5/1/50	370,000	423,998
Series F, 5.00%, 5/1/50	900,000	1,060,813
San Francisco City & County Public Utilities Commission Wastewater Revenue, Sewer Revenue,
Series A, 4.00%, 10/1/43	110,000	122,325
San Francisco Municipal Transportation Agency, Transit Revenue,
Series C, 4.00%, 3/1/51	40,000	45,284
Series C, 5.00%, 3/1/51	750,000	919,772
Southern California Public Power Authority, Natural Gas Revenue,
Series A, 5.00%, 11/1/33	570,000	718,090
State of California Department of Water Resources, Water Revenue,
Series BB, 5.00%, 12/1/32	70,000	88,724
Series BB, 5.00%, 12/1/33	45,000	56,982
Series BB, 5.00%, 12/1/34	25,000	31,575
Series BB, 5.00%, 12/1/35	45,000	56,779

(Cost $39,124,716)		38,673,716

Colorado - 2.6%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 12/1/32	285,000	334,261
Series A, AMT, 5.00%, 12/1/34	350,000	409,101
Sub-Series A, AMT, 5.00%, 12/1/36	300,000	394,915
Series A, AMT, 5.00%, 12/1/37	20,000	23,333
Series A, AMT, 5.00%, 12/1/38	320,000	372,754
Series A, AMT, 4.00%, 12/1/43	650,000	696,738
Series A, AMT, 5.00%, 12/1/43	325,000	376,862

Series A, AMT, 5.00%, 12/1/48	700,000	806,513
Sub-Series B, 5.00%, 12/1/48	40,000	46,626
City & County of Denver Co. Hotel Occupancy Tax,
Series A, 4.00%, 8/1/51	700,000	786,852
City of Colorado Springs CO Utilities System Revenue, Multiple Utility Revenue,
Series B, 4.00%, 11/15/51	100,000	114,130
Colorado Bridge Enterprise, Miscellaneous Revenue,
AMT, 4.00%, 6/30/51	250,000	268,618

(Cost $4,564,116)		4,630,703

Connecticut - 0.7%
State of Connecticut Special Tax Revenue, Fuel Sales Tax Revenue,
5.00%, 5/1/32	70,000	86,648
5.00%, 5/1/33	105,000	129,665
5.00%, 5/1/34	25,000	30,802
5.00%, 5/1/35	10,000	12,291
5.00%, 5/1/37	300,000	367,790
5.00%, 5/1/38	300,000	367,128
5.00%, 5/1/40	120,000	146,262

(Cost $1,171,788)		1,140,586

District of Columbia - 4.2%
District of Columbia Water & Sewer Authority, Water Revenue,
Series A, 5.00%, 10/1/39	245,000	276,592
Series B, 5.00%, 10/1/49	250,000	293,640
District of Columbia, Income Tax Revenue,
Series A, 4.00%, 3/1/39	110,000	124,925
Series A, 4.00%, 3/1/40	105,000	119,069
Series A, 5.00%, 3/1/44	525,000	635,140
Series C, 5.00%, 5/1/45	170,000	207,751
Metropolitan Washington Airports Authority Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/32	100,000	123,058
AMT, 5.00%, 10/1/42	130,000	149,091
Series A, AMT, 5.00%, 10/1/46	850,000	1,019,522
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 4.00%, 10/1/44	1,000,000	1,088,157
Series B, 5.00%, 10/1/47	500,000	584,016
Series B, 4.00%, 10/1/49	80,000	86,502
Series B, 3.00%, 10/1/50	700,000	689,167
Series B, 4.00%, 10/1/53	1,350,000	1,450,228
Washington Metropolitan Area Transit Authority, Transit Revenue,
Series B, 5.00%, 7/1/42	365,000	421,824

(Cost $7,394,962)		7,268,682

Florida - 8.6%
Central Florida Expressway Authority, Highway Revenue Tolls,
Series D, 5.00%, 7/1/35	40,000	50,311
5.00%, 7/1/38	125,000	145,010
4.00%, 7/1/41	10,000	10,925
City of Cape Coral FL Water & Sewer Revenue, Water Revenue,
5.00%, 10/1/39	150,000	175,428
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/44	380,000	459,941
Series A, 5.00%, 10/1/47	215,000	257,016
City of Tampa FL Water & Wastewater System Revenue, Water Revenue,
Series A, 5.00%, 10/1/54	1,000,000	1,229,106
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	107,820
AMT, 5.00%, 10/1/47	45,000	51,156
Series A, AMT, 4.00%, 10/1/49	150,000	160,708
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 9/1/44	500,000	541,531
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 10/1/40	270,000	308,854
Series A, AMT, 4.00%, 10/1/44	400,000	428,458
Series A, AMT, 5.00%, 10/1/44	1,000,000	1,159,991
Series A, AMT, 5.00%, 10/1/49	380,000	438,076
County of Miami-Dade FL Transit System, Sales Tax Revenue,
4.00%, 7/1/38	90,000	97,865
Series A, 4.00%, 7/1/49	500,000	557,980
4.00%, 7/1/50	90,000	100,511
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
5.00%, 10/1/43	50,000	59,642
Series A, 4.00%, 10/1/44	165,000	180,027
Series B, 4.00%, 10/1/44	475,000	531,728
4.00%, 10/1/46	145,000	163,686
Series A, 3.375%, 10/1/47	105,000	109,377
4.00%, 10/1/48	400,000	440,225
4.00%, 10/1/48	40,000	45,013
Series B, 3.00%, 10/1/49	495,000	505,379
Series B, 4.00%, 10/1/49	1,000,000	1,110,119
4.00%, 10/1/51	275,000	308,757
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Sub-Series A, AMT, 5.00%, 10/1/42	250,000	284,459

Series A, AMT, 5.00%, 10/1/44	165,000	193,500
Sub-Series A, AMT, 4.00%, 10/1/47	40,000	42,425
Sub-Series A, AMT, 5.00%, 10/1/47	100,000	113,793
Series A, AMT, 4.00%, 10/1/49	500,000	540,994
Series A, AMT, 4.00%, 10/1/52	25,000	26,445
Sub-Series A, AMT, 5.00%, 10/1/52	605,000	688,328
Series A, AMT, 3.25%, 10/1/54	250,000	246,448
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series F, 5.00%, 10/1/48	195,000	228,513
JEA Electric System Revenue, Electric, Power & Light Revenue,
Series 3A, 3.00%, 10/1/40	500,000	516,629
Putnam County Development Authority, Electric, Power & Light Revenue,
5.00%, 3/15/42	40,000	46,347
Series A, 5.00%, 3/15/42	250,000	289,672
State of Florida Department of Transportation Turnpike System Revenue, Highway Revenue Tolls,
Series C, 3.00%, 7/1/46	425,000	431,190
Series B, 3.00%, 7/1/49	45,000	45,915
Series C, 3.00%, 7/1/51	500,000	501,137
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls,
Series B, 4.00%, 7/1/42	1,000,000	1,103,332

(Cost $15,117,087)		15,033,767

Georgia - 1.0%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/49	200,000	215,908
City of Atlanta GA Water & Wastewater, Water Revenue,
Series B, 5.00%, 11/1/47	250,000	293,801
Development Authority of Burke County, Electric, Power & Light Revenue,
Series C, 4.125%, 11/1/45	25,000	27,359
Series D, 4.125%, 11/1/45	355,000	388,493
George L Smith II Congress Center Authority, Industrial Revenue,
Series A, 4.00%, 1/1/54	850,000	868,922
Main Street Natural Gas, Inc., Natural Gas Revenue,
Series A, 5.00%, 5/15/43	30,000	34,463

(Cost $1,856,812)		1,828,946

Hawaii - 0.3%
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43
(Cost $442,590)	400,000	460,689

Illinois - 5.1%
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series A, 4.00%, 1/1/35	55,000	61,513
Series A, 5.00%, 1/1/35	650,000	780,966
Series A, 4.00%, 1/1/36	280,000	311,821
Series D, AMT, 5.00%, 1/1/42	825,000	926,674
Series A, AMT, 4.00%, 1/1/43	115,000	123,067
Series B, 4.00%, 1/1/44	175,000	189,717
Series D, 5.00%, 1/1/47	500,000	568,775
Series B, 5.00%, 1/1/48	1,285,000	1,487,110
Series D, AMT, 5.00%, 1/1/52	400,000	445,771
Series B, 4.00%, 1/1/53	130,000	141,136
Series A, AMT, 4.375%, 1/1/53	25,000	26,913
Series B, 5.00%, 1/1/53	500,000	577,292
Illinois Finance Authority, Water Revenue,
4.00%, 7/1/38	25,000	28,955
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/41	30,000	36,621
Series A, 5.00%, 1/1/42	550,000	636,112
Series A, 4.00%, 1/1/44	550,000	609,767
Series A, 5.00%, 1/1/44	800,000	956,503
Series A, 5.00%, 1/1/45	775,000	934,894

(Cost $8,874,040)		8,843,607

Indiana - 0.2%
Indiana Finance Authority, Sewer Revenue,
Series A, 5.00%, 10/1/41	100,000	114,469
Indiana Municipal Power Agency, Electric, Power & Light Revenue,
5.00%, 1/1/42	200,000	224,780

(Cost $329,888)		339,249

Kentucky - 0.2%
Kentucky Economic Development Finance Authority, Lease Revenue,
Series A, 4.00%, 12/1/41	255,000	283,324
Kentucky Municipal Power Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 9/1/39	45,000	47,532
Louisville & Jefferson County Metropolitan Sewer District, Sewer Revenue,
Series A, 3.00%, 5/15/46	10,000	10,091

(Cost $328,014)		340,947

Louisiana - 0.7%
East Baton Rouge Sewerage Commission, Sewer Revenue,
Series A, 4.00%, 2/1/45	245,000	270,429
Jefferson Sales Tax District, Sales Tax Revenue,
Series B, 4.00%, 12/1/42	115,000	131,519

Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue,
3.50%, 11/1/32	535,000	560,194
New Orleans Aviation Board, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 1/1/48	250,000	277,881

(Cost $1,235,147)		1,240,023

Maine - 0.0%
Maine Turnpike Authority, Highway Revenue Tolls,
5.00%, 7/1/47
(Cost $46,743)	40,000	46,743

Maryland - 0.6%
Maryland State Transportation Authority, Highway Revenue Tolls,
4.00%, 7/1/50	750,000	839,393
State of Maryland Department of Transportation, Fuel Sales Tax Revenue,
3.50%, 10/1/33	190,000	203,728

(Cost $1,072,760)		1,043,121

Massachusetts - 0.9%
Commonwealth of Massachusetts, Hotel Occupancy Tax,
5.50%, 1/1/34	185,000	241,059
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sales Tax Revenue,
Series B-1, 5.00%, 7/1/50	35,000	41,392
Series A-1, 4.00%, 7/1/51	205,000	232,239
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, AMT, 5.00%, 7/1/44	400,000	469,936
Series E, AMT, 5.00%, 7/1/51	505,000	604,286

(Cost $1,630,223)		1,588,912

Michigan - 0.8%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue,
Series C, 5.00%, 7/1/36	430,000	488,058
Great Lakes Water Authority Water Supply System Revenue, Water Revenue,
Series A, 5.00%, 7/1/46	125,000	140,709
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	600,000	720,536
Series A, 5.00%, 7/1/48	90,000	107,295

(Cost $1,451,194)		1,456,598

Missouri - 0.2%
Metropolitan St Louis Sewer District, Sewer Revenue,
Series A, 5.00%, 5/1/47
(Cost $274,066)	245,000	281,273

Nevada - 0.8%
County of Clark Department of Aviation, Private Airport & Marina Revenue,
Sub-Series A-2, 5.00%, 7/1/40	50,000	57,706
County of Washoe NV, Fuel Sales Tax Revenue,
5.00%, 2/1/42	50,000	59,962
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	840,000	979,792
Series B, 4.00%, 7/1/49	290,000	315,455

(Cost $1,345,825)		1,412,915

New Jersey - 1.8%
New Jersey Transportation Trust Fund Authority, Appropriations,
Series A, 4.00%, 6/15/36	100,000	110,064
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series G, 4.00%, 1/1/33	130,000	144,941
Series B, 5.00%, 1/1/34	130,000	153,156
Series G, 4.00%, 1/1/35	75,000	83,232
Series G, 5.00%, 1/1/35	295,000	347,272
Series G, 5.00%, 1/1/37	40,000	47,012
Series G, 3.25%, 1/1/38	675,000	705,521
Series B, 5.00%, 1/1/40	100,000	116,778
Series G, 4.00%, 1/1/43	10,000	10,893
Series E, 5.00%, 1/1/45	200,000	216,972
Series A, 4.00%, 1/1/48	45,000	49,237
Series A, 5.00%, 1/1/48	740,000	869,086
Series A, 4.00%, 1/1/51	255,000	283,177

(Cost $3,101,955)		3,137,341

New York - 22.2%
Long Island Power Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 9/1/33	140,000	162,190
5.00%, 9/1/33	125,000	150,048
5.00%, 9/1/34	50,000	59,902
5.00%, 9/1/35	140,000	167,403
5.00%, 9/1/42	185,000	215,043
5.00%, 9/1/47	60,000	69,303
Metropolitan Transportation Authority, Fuel Sales Tax Revenue,
Series A, 5.25%, 11/15/32	350,000	406,155
Metropolitan Transportation Authority, Transit Revenue,
Series D, 5.00%, 11/15/32	25,000	28,731
Series C-1, 5.00%, 11/15/33	30,000	34,470
Series D, 5.00%, 11/15/33	100,000	114,901
Series C-1, 5.00%, 11/15/34	50,000	57,496

Series C-1, 4.00%, 11/15/35	30,000	32,277
Series C-1, 3.25%, 11/15/36	430,000	434,515
Series C-1, 4.00%, 11/15/37	155,000	166,381
Series B, 5.00%, 11/15/37	900,000	1,008,069
Series C-1, 4.00%, 11/15/38	180,000	192,813
Series A-2, 4.00%, 11/15/41	500,000	545,290
Series D, 4.00%, 11/15/42	430,000	457,796
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	116,410
Series E, 4.00%, 11/15/45	1,000,000	1,077,753
Series C-1, 4.75%, 11/15/45	1,000,000	1,135,335
Sub-Series A, 5.00%, 11/15/45	75,000	85,861
Series A, 4.00%, 11/15/46	150,000	162,221
Series D, 4.00%, 11/15/46	790,000	836,027
Series D-2, 4.00%, 11/15/48	630,000	676,021
Series A-1-GROUP 1, 5.00%, 11/15/48	600,000	692,885
Series D-3, 4.00%, 11/15/49	140,000	150,111
Series A-1, 4.00%, 11/15/50	35,000	38,155
Series D-3, 4.00%, 11/15/50	250,000	267,862
Series C-1, 5.00%, 11/15/50	1,110,000	1,280,751
Series A-1, 4.00%, 11/15/52	775,000	826,678
Series B, 5.00%, 11/15/52	115,000	130,732
Series A-1-GROUP 2, 4.00%, 11/15/54	845,000	919,893
Series C-1, 5.25%, 11/15/55	250,000	292,007
New York City Municipal Water Finance Authority, Water Revenue,
Series CC-3, 5.00%, 6/15/32	460,000	585,815
Series CC-1, 4.00%, 6/15/37	95,000	105,187
Series FF, 5.00%, 6/15/39	35,000	41,584
Series DD-2, 3.50%, 6/15/40	90,000	96,110
Series AA, 4.00%, 6/15/40	1,490,000	1,668,244
Series EE-2, 4.00%, 6/15/40	30,000	33,377
Series AA, 5.00%, 6/15/40	95,000	115,208
Series FF, 5.00%, 6/15/40	100,000	118,662
Sub-Series EE-2, 5.00%, 6/15/40	135,000	162,005
4.00%, 6/15/42	400,000	449,107
Series AA-2, 4.00%, 6/15/42	500,000	564,721
Series BB2, 4.00%, 6/15/42	40,000	45,178
Series CC-2, 4.00%, 6/15/42	25,000	27,900
Series BB-1, 3.00%, 6/15/44	150,000	148,894
Series BB-1, 5.00%, 6/15/44	140,000	174,680
Series BB-1, 4.00%, 6/15/45	755,000	855,295
Series BB-1, 5.00%, 6/15/46	15,000	17,369
Sub-Series CC-1, 5.00%, 6/15/46	300,000	336,965
Series DD, 5.00%, 6/15/47	1,000,000	1,134,566
Series CC-1, 5.00%, 6/15/48	965,000	1,114,217
Series DD-1, 5.00%, 6/15/48	300,000	349,817
Series BB-1, 4.00%, 6/15/49	200,000	220,919
Series CC-1, 4.00%, 6/15/49	200,000	220,919
Series FF-1, 4.00%, 6/15/49	15,000	16,477
Series DD-1, 5.00%, 6/15/49	900,000	1,066,771
Series DD-1, 5.25%, 6/15/49	70,000	85,023
Series AA-1, 3.00%, 6/15/50	245,000	240,321
Series BB-1, 3.00%, 6/15/50	1,000,000	980,900
Series DD-1, 3.00%, 6/15/50	500,000	490,450
Series BB-1, 4.00%, 6/15/50	285,000	318,008
Series GG-1, 4.00%, 6/15/50	1,055,000	1,170,929
Sub-Series DD-1, 4.00%, 6/15/50	600,000	665,931
Series AA-1, 5.00%, 6/15/50	140,000	170,511
Series AA-1, 3.00%, 6/15/51	300,000	294,153
Series CC-1, 5.00%, 6/15/51	250,000	306,338
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue,
Series A, Sub-Series E-1, 5.00%, 2/1/36	200,000	230,256
Sub-Series A-1, 5.00%, 5/1/40	500,000	562,634
Sub-Series A-1, 4.00%, 5/1/42	15,000	16,168
New York Convention Center Development Corp., Hotel Occupancy Tax,
Series A, 5.00%, 11/15/46	25,000	28,422
New York Liberty Development Corp., Industrial Revenue,
2.625%, 9/15/69	505,000	504,427
Series 3, 2.80%, 9/15/69	210,000	208,423
New York Power Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 11/15/45	35,000	39,026
Series A, 4.00%, 11/15/50	75,000	83,225
Series A, 3.25%, 11/15/60	2,060,000	2,101,416
Series A, 4.00%, 11/15/60	525,000	578,491
New York State Dormitory Authority, Income Tax Revenue,
Series A, 4.00%, 3/15/37	225,000	254,911
New York State Environmental Facilities Corp., Water Revenue,
Sub-Series E, 5.00%, 6/15/42	100,000	115,572
New York Transportation Development Corp., Industrial Revenue,
AMT, 5.00%, 1/1/30	485,000	553,597
AMT, 5.00%, 1/1/31	175,000	198,590
AMT, 5.00%, 1/1/32	40,000	45,187
AMT, 5.00%, 1/1/34	500,000	563,796
AMT, 4.00%, 1/1/36	270,000	285,857
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
5.00%, 11/1/31	700,000	867,296
Series 224, 4.00%, 7/15/51	15,000	16,655
Triborough Bridge & Tunnel Authority, Highway Revenue Tolls,
Series A, 4.00%, 11/15/54	450,000	497,973
Triborough Bridge & Tunnel Authority, Miscellaneous Taxes,
Series C-3, 3.00%, 5/15/51	445,000	447,542

Series A, 4.00%, 5/15/51	500,000	563,241
Series A-1, 5.00%, 5/15/51	2,000,000	2,434,102
Series C-1A, 5.00%, 5/15/51	225,000	276,200

(Cost $39,026,555)		38,857,043

North Carolina - 0.3%
City of Charlotte NC Airport Revenue, Private Airport & Marina Revenue,
Series A, 5.00%, 7/1/47	25,000	28,817
County of Union NC Enterprise System Revenue, Water Revenue,
3.00%, 6/1/51	505,000	506,544

(Cost $564,781)		535,361

Ohio - 0.9%
Franklin County Convention Facilities Authority, Industrial Revenue,
5.00%, 12/1/51	100,000	108,180
Northeast Ohio Regional Sewer District, Sewer Revenue,
3.00%, 11/15/40	100,000	104,972
4.00%, 11/15/43	60,000	67,370
Ohio Turnpike & Infrastructure Commission, Highway Revenue Tolls,
Series A, 4.00%, 2/15/46	10,000	11,028
Series A, 5.00%, 2/15/46	275,000	338,488
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 12/1/50	750,000	915,049

(Cost $1,584,072)		1,545,087

Oklahoma - 0.4%
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series C, 4.00%, 1/1/42	350,000	383,140
Series A, 5.00%, 1/1/43	280,000	322,715

(Cost $677,303)		705,855

Oregon - 1.0%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 25B, AMT, 5.00%, 7/1/44	15,000	17,557
Series 24B, AMT, 5.00%, 7/1/47	1,000,000	1,129,185
State of Oregon Department of Transportation, Fuel Sales Tax Revenue,
Series A, 5.00%, 11/15/40	380,000	474,350
Series A, 4.00%, 11/15/42	60,000	68,114
Sub-Series A, 5.00%, 11/15/42	65,000	79,688

(Cost $1,719,411)		1,768,894

Pennsylvania - 6.3%
Allegheny County Airport Authority, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 1/1/46	700,000	757,822
Series A, AMT, 5.00%, 1/1/51	450,000	527,284
City of Philadelphia PA Airport Revenue, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/42	50,000	56,494
Series B, AMT, 5.00%, 7/1/47	325,000	364,991
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 10/1/43	25,000	29,498
Series A, 5.00%, 11/1/45	515,000	621,236
Series A, 5.00%, 10/1/48	35,000	41,156
Series A, 5.00%, 11/1/50	500,000	599,756
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls,
5.00%, 7/1/42	365,000	421,824
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series B, 5.00%, 12/1/43	115,000	135,229
Series A, 5.25%, 12/1/44	565,000	684,487
Series A, 5.00%, 12/1/48	480,000	565,745
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Series B-2, 5.00%, 6/1/34	500,000	582,298
Sub-Series B-1, 5.00%, 6/1/42	100,000	114,352
Series A, 3.00%, 12/1/42	160,000	163,341
Series A-1, 5.00%, 12/1/42	25,000	29,086
Series A-2, 5.00%, 12/1/43	290,000	341,610
Series A, 5.00%, 12/1/44	230,000	275,713
Sub-Series A, 5.00%, 12/1/44	535,000	639,230
Series A, 4.00%, 12/1/46	20,000	22,044
Series A-1, 5.00%, 12/1/46	900,000	1,014,329
Series C, 5.00%, 12/1/46	45,000	54,977
Series A, 5.00%, 12/1/47	55,000	66,449
Series A-1, 5.00%, 12/1/47	500,000	577,886
Sub-Series A, 4.00%, 12/1/49	285,000	319,792
Series A, 5.00%, 12/1/49	15,000	17,868
Series B, 5.00%, 12/1/50	960,000	1,151,507
Series B, 3.00%, 12/1/51	500,000	482,604
Series A, 4.00%, 12/1/51	65,000	72,087
Series B, 4.00%, 12/1/51	300,000	332,360
Series B, 5.00%, 12/1/51	15,000	18,021

(Cost $11,179,946)		11,081,076

South Carolina - 0.6%
South Carolina Ports Authority, Private Airport & Marina Revenue,
Series A, 3.00%, 7/1/49	100,000	99,587
South Carolina Public Service Authority, Electric, Power & Light Revenue,
Series A, 4.00%, 12/1/42	475,000	524,377

South Carolina Public Service Authority, Nuclear Revenue,
Series A, 5.00%, 12/1/55	365,000	404,455

(Cost $1,021,200)		1,028,419

Tennessee - 1.1%
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/49	125,000	145,887
Series B, AMT, 4.00%, 7/1/54	550,000	587,262
Series A, 5.00%, 7/1/54	555,000	654,099
Series B, AMT, 5.00%, 7/1/54	500,000	579,937

(Cost $2,031,854)		1,967,185

Texas - 7.5%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series E, 5.00%, 1/1/45	100,000	118,428
Series B, 5.00%, 1/1/46	300,000	359,849
Series B, 4.00%, 1/1/51	50,000	54,453
City of Austin TX Electric Utility Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 11/15/44	125,000	152,585
Series B, 5.00%, 11/15/49	125,000	151,027
City of Austin TX Water & Wastewater System Revenue, Water Revenue,
Series C, 5.00%, 11/15/50	305,000	375,778
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue,
Series C, 4.00%, 10/1/49	110,000	125,754
City of Houston TX Airport System Revenue, Private Airport & Marina Revenue,
Sub-Series A, AMT, 4.00%, 7/1/46	575,000	626,802
City of Houston TX Combined Utility System, Water Revenue,
Series B, 5.00%, 11/15/36	500,000	575,488
Series B, 5.00%, 11/15/42	30,000	35,333
Series C, 4.00%, 11/15/43	165,000	187,959
Series D, 5.00%, 11/15/43	30,000	35,886
Series C, 3.00%, 11/15/47	645,000	665,062
Series C, 4.00%, 11/15/49	55,000	62,047
City of San Antonio TX Electric & Gas Systems Revenue, Electric, Power & Light Revenue,
5.00%, 2/1/35	100,000	123,360
Series A, 5.00%, 2/1/46	10,000	12,182
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue,
5.00%, 2/1/34	220,000	271,494
5.00%, 2/1/47	150,000	172,976
County of Harris TX, Highway Revenue Tolls,
Series A, 5.00%, 8/15/47	200,000	225,479
Dallas Fort Worth International Airport, Private Airport & Marina Revenue,
4.00%, 11/1/34	60,000	68,611
4.00%, 11/1/35	85,000	96,741
Series A, 4.00%, 11/1/35	70,000	79,669
Series B, 4.00%, 11/1/45	500,000	557,109
Harris County Toll Road Authority, Highway Revenue Tolls,
Series A, 4.00%, 8/15/48	555,000	614,963
4.00%, 8/15/50	670,000	753,653
Harris County-Houston Sports Authority, Hotel Occupancy Tax,
Series A, 3.125%, 11/15/56	110,000	108,923
North Fort Bend Water Authority, Water Revenue,
Series A, 4.00%, 12/15/58	25,000	27,897
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 4.00%, 1/1/36	225,000	253,760
Series A, 4.00%, 1/1/37	25,000	28,164
Series A, 3.00%, 1/1/38	500,000	521,560
Series A, 5.00%, 1/1/38	65,000	78,017
Series A, 5.00%, 1/1/43	710,000	827,862
Series A, 5.00%, 1/1/48	1,575,000	1,829,833
Series B, 5.00%, 1/1/48	390,000	444,441
4.25%, 1/1/49	30,000	33,361
Series B, 3.00%, 1/1/51	750,000	739,756
San Antonio Water System, Water Revenue,
Series A, 5.00%, 5/15/46	25,000	30,729
Series A, 4.00%, 5/15/51	335,000	383,130
Texas Water Development Board, Water Revenue,
4.00%, 10/15/45	320,000	366,788
Series A, 5.00%, 10/15/45	600,000	670,462
4.00%, 4/15/51	225,000	256,416
West Harris County Regional Water Authority, Water Revenue,
3.00%, 12/15/58	85,000	85,636

(Cost $13,328,035)		13,189,423

Utah - 0.9%
City of Salt Lake City UT Airport Revenue, Private Airport & Marina Revenue,
Series B, 5.00%, 7/1/42	160,000	184,328
Series A, AMT, 5.00%, 7/1/43	400,000	458,918
Series A, AMT, 5.00%, 7/1/47	500,000	560,199
Series B, 5.00%, 7/1/47	30,000	34,482
Series A, AMT, 5.25%, 7/1/48	225,000	259,846

(Cost $1,457,576)		1,497,773

Virginia - 2.0%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls,
5.00%, 7/1/41	190,000	211,754
Hampton Roads Transportation Accountability Commission, Sales Tax Revenue,
Series A, 4.00%, 7/1/45	275,000	311,283
Series A, 5.00%, 7/1/50	40,000	48,408
Series A, 4.00%, 7/1/55	700,000	785,689
Series A, 5.00%, 7/1/60	500,000	602,151
Virginia Small Business Financing Authority, Highway Revenue Tolls,
AMT, 5.00%, 12/31/52	550,000	628,791
AMT, 5.00%, 12/31/56	750,000	856,523

(Cost $3,399,030)		3,444,599

Washington - 1.5%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 5.00%, 11/1/32	50,000	64,158
Series S-1, 5.00%, 11/1/33	100,000	127,670
Series S-1, 4.00%, 11/1/40	20,000	23,418
Series S-1, 4.00%, 11/1/46	1,000,000	1,138,995
Energy Northwest, Nuclear Revenue,
Series A, 5.00%, 7/1/36	10,000	12,183
Series A, 5.00%, 7/1/38	300,000	364,643
Port of Seattle WA, Private Airport & Marina Revenue,
Series C, AMT, 5.25%, 5/1/42	190,000	217,337
AMT, 5.00%, 4/1/44	500,000	587,893

(Cost $2,559,449)		2,536,297

West Virginia - 0.2%
West Virginia Parkways Authority, Highway Revenue Tolls,
5.00%, 6/1/47
(Cost $324,109)	250,000	305,510

Wisconsin - 0.2%
Wisconsin Department of Transportation, Miscellaneous Revenue,
Series 2, 5.00%, 7/1/30	45,000	52,853
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue,
5.00%, 4/1/44	245,000	289,184

(Cost $322,609)		342,037

Guam - 0.1%
Guam Government Waterworks Authority, Water Revenue,
5.00%, 1/1/46
(Cost $129,630)	125,000	138,282

Puerto Rico - 1.3%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue,
Series CC, 5.25%, 7/1/36	540,000	564,234
Series N, 5.25%, 7/1/36	790,000	825,455
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls,
Series L, 5.25%, 7/1/35	705,000	745,852
Series L, 5.25%, 7/1/41	65,000	67,619

(Cost $2,287,054)		2,203,160

TOTAL MUNICIPAL BONDS (Cost $173,780,733)		172,786,252

TOTAL INVESTMENTS - 98.9% (Cost $173,780,733)		$172,786,252
Other assets and liabilities, net - 1.1%		1,948,294

NET ASSETS - 100.0%		$174,734,546

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds(a)	$—	$172,786,252	$—	$172,786,252

TOTAL	$—	$172,786,252	$—	$172,786,252

(a)	See Schedule of Investments for additional detailed categorizations.